Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets as per statement of financial position
Trade and other receivables	$ 251,866	$ 218,115
Derivative financial instruments	9,596	31,820
Short-term investments	46,097	62,637
Cash and cash equivalents	211,244	339,781	$ 230,653	$ 199,766
Total	518,803	652,353
Liabilities as per statement of financial position
Trade and other payables	207,674	191,738
Borrowings	779,556	904,949	1,007,752
Leases Liabilities	342,030	378,510	$ 337,980
Derivative financial instruments	5,779	169
Total	1,335,039	1,475,366
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	174,863	164,881
Borrowings	779,556	904,949
Leases Liabilities	342,030	378,510
Derivative financial instruments	5,779	169
Total	1,302,228	1,448,509
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	32,811	26,857
Borrowings	0	0
Leases Liabilities	0	0
Derivative financial instruments	0	0
Total	32,811	26,857
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	174,863	163,481
Borrowings	779,556	904,949
Leases Liabilities	342,030	378,510
Derivative financial instruments	0	0
Total	1,296,449	1,446,940
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	1,400
Borrowings	0	0
Leases Liabilities	0	0
Derivative financial instruments	5,779	169
Total	5,779	1,569
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	102,619	113,831
Derivative financial instruments	9,596	31,820
Short-term investments	46,097	62,637
Cash and cash equivalents	211,244	339,781
Total	369,556	548,069
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	102,619	113,831
Derivative financial instruments	0	0
Short-term investments	0	0
Cash and cash equivalents	211,244	339,781
Total	313,863	453,612
Financial Assets Instruments | Financial assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	9,596	31,820
Short-term investments	46,097	62,637
Cash and cash equivalents	0	0
Total	55,693	94,457
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	149,247	104,284
Derivative financial instruments	0	0
Short-term investments	0	0
Cash and cash equivalents	0	0
Total	$ 149,247	$ 104,284